OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2011
Other Current Assets [Abstract]
Other Current Assets Disclosure [Text Block]
7.	OTHER CURRENT ASSETS

Other current assets consist of the following:

		September 30,
		2010	2011
		RMB	RMB

Advances to staff for business use		6,428	8,287
Refundable deposit for a cancelled project		441	241
Receivable from a private investor arising from a sale of equity investment		10,000	-
Receivable from liquidation of Changrong		-	45,236
Receivable from liquidation of Changji		-	1,751
Loan to a customer	Note (i)	-	3,000
Deposits for rental		114	2,666
Deposits for research and development		-	2,195
Others		1,855	1,679

		18,838	65,055

Note (i)
The balance represented the loan to one of the customers in Denong with the interest rate of 6.1% per annum. Fully repayment will be made in the end of February 2012 together with the interest by according to the loan agreement.